TAXATION (Tables)	12 Months Ended
Dec. 31, 2024
TAXATION
Schedule of (Loss) income before income taxes, domestic and foreign

	For the year ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Mainland China	(2,475,677)	(2,139,795)	(2,049,215)	(280,741)
Non-Mainland China	(188,238)	(25,893)	68,649	9,405
	(2,663,915)	(2,165,688)	(1,980,566)	(271,336)

Schedule of current and deferred components of income tax (expense) benefit

	For the year ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Current income tax expense	(59,668)	(42,446)	(39,365)	(5,393)
Deferred income tax benefit	35,195	24,487	40,889	5,602
	(24,473)	(17,959)	1,524	209

Schedule of effective income tax (expense) benefit reconciliation

	For the year ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Loss before income tax	(2,663,915)	(2,165,688)	(1,980,566)	(271,336)
Income tax computed at the mainland China statutory tax rate of 25%	665,978	541,422	495,141	67,834
Effect of tax holiday and preferential tax rates	(52,651)	(110,393)	(143,182)	(19,616)
Effect of different tax rates in different jurisdictions	(58,266)	(21,918)	(21,325)	(2,922)
Other non-taxable income	28,993	26,008	32,690	4,479
Non-deductible expenses	(5,727)	(6,379)	(15,806)	(2,165)
Share-based compensation costs	(90,015)	(45,411)	(53,610)	(7,345)
Research and development super deduction	64,718	132,163	104,438	14,308
Withholding tax and others	(10,785)	(9,771)	(8,060)	(1,104)
Change in valuation allowance	(525,169)	(397,137)	(451,724)	(61,886)
True-up adjustments in respect of prior year’s annual tax filing	15,195	(49,940)	(55,422)	(7,593)
Expiration of tax losses	(124,555)	(83,300)	(98,864)	(13,544)
Effect of tax rate change on defferred tax	67,811	6,697	217,248	29,763
Income tax (expense) benefit	(24,473)	(17,959)	1,524	209

Schedule of deferred tax assets and liabilities

	As at December 31
	2023	2024	2024
	RMB	RMB	US$
Deferred tax assets:
Tax loss carried forward	2,447,162	3,132,028	429,086
Accrued expenses	91,794	269,237	36,885
Depreciation	19,095	24,487	3,355
Allowance for doubtful accounts	185,467	312,232	42,776
Government grant	21,808	1,545	212
Operating lease liabilities	28,405	30,568	4,188
Accrued interest	215,659	283,717	38,869
Finance lease liabilities	80,286	299,692	41,058
Impairment of long-lived assets	129,036	295,182	40,440
Others	11,557	16,316	2,235
Less: valuation allowance	(2,809,601)	(3,263,302)	(447,071)
	420,668	1,401,702	192,033
Deferred tax liabilities:
Operating lease right-of-use assets	25,464	28,524	3,908
Finance lease right-of-use assets	17,452	252,257	34,559
One-time deduction for fixed asset purchases	292,141	1,033,789	141,629
Long-lived assets arising from acquisition	204,032	166,592	22,823
Others	24,144	22,217	3,044
	563,233	1,503,379	205,963

Net deferred tax liabilities：	142,565	101,677	13,930

Summary of unrecognized tax benefit

	As at December 31
	2023	2024	2024
	RMB	RMB	US$
Balance at the beginning of the year	58,718	61,030	8,361
Additions based on tax position related to current year	9,449	8,234	1,128
Additions based on tax positions related to prior year	4,652	10,319	1,414
Reductions for tax positions related to prior years	(11,789)	(6,798)	(931)
Balance at the end of the year	61,030	72,786	9,972